Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
INVENTORY

NOTE 5 - INVENTORY

	December 31, 2024	December 31, 2023
Raw materials	96	-
Work in progress	55	-
Finished good (*)	293	-
Total	444	-

(*) As of December 31, 2024, seven INSPIRA ART100 systems and seven carts were in the course of being delivered to a distributor in the U.S.